Leases (Details) - Schedule of Other Information Related to Operating Leases	Jun. 30, 2024	Jun. 30, 2023
Schedule of Other Information Related to Operating Leases [Abstract]
Weighted-average remaining lease term — operating leases	2 years 8 months 15 days	8 months 1 day
Weighted-average discount rate — operating leases	11.54%	6.00%